Financial instruments - (Schedule of share price risk) (Details) - Share price risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	25.00%	25.00%
Effect of variance increase on after-tax profit	$ 2.4	$ 2.8
Effect of variance decrease on after-tax profit	$ (2.4)	$ (2.8)